CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flow from operating activities:
Net income	$ 83,846	$ 80,359	$ 77,782
Adjustments to reconcile net income to net cash flow provided by operating activities:
Non-cash portion of credit loss provision	1,033	866	156
Share-based compensation expense	553	1,300	742
Depreciation and amortization expense	15,361	12,975	11,026
Deferred income taxes	(7,928)	3,242	1,200
Loss (gain) on disposition of consumer loan stores	1,298	966	(9,965)
Changes in operating assets and liabilities, net of business combinations:
Pawn fees and service charges receivable	(1,371)	(3,245)	(697)
Merchandise inventories	(1,200)	(2,777)	445
Prepaid expenses and other assets	2,030	6,297	(4,076)
Accounts payable and accrued expenses	5,586	(1,135)	(883)
Income taxes payable, current	7,510	(10,056)	4,645
Net cash flow provided by operating activities	106,718	88,792	80,375
Cash flow from investing activities:
Loan receivables, net of cash repayments	(411)	(17,325)	(5,208)
Purchases of property and equipment	(26,672)	(21,841)	(28,974)
Proceeds from disposition of consumer loan stores	0	0	19,857
Acquisitions of pawn stores, net of cash acquired	(113,643)	(120,738)	(7,779)
Net cash flow used in investing activities	(140,726)	(159,904)	(22,104)
Cash flow from financing activities:
Borrowings from revolving credit facility	152,500	194,500	0
Repayments of revolving credit facility	(73,000)	(92,000)	0
Repayments of notes payable	(3,211)	(1,837)	(1,851)
Purchases of treasury stock	(38,692)	(61,275)	(55,308)
Proceeds from exercise of share-based compensation awards	9,242	4,296	2,478
Income tax benefit from exercise of stock options and warrants	7,805	5,841	2,088
Net cash flow provided by (used in) financing activities	54,644	49,525	(52,593)
Effect of exchange rates on cash	(278)	1,576	(2,622)
Change in cash and cash equivalents	20,358	(20,011)	3,056
Cash and cash equivalents at beginning of the year	50,285	70,296	67,240
Cash and cash equivalents at end of the year	70,643	50,285	70,296
Cash paid during the period for:
Interest	3,477	1,357	145
Income taxes	27,111	38,810	24,579
Supplemental disclosure of non-cash investing activity:
Non-cash transactions in connection with pawn loans settled through forfeitures of collateral transferred to inventories	147,976	100,572	90,293
Supplemental disclosure of non-cash financing activity:
Notes and other amounts payable in connection with pawn acquisitions	$ 2,008	$ 13,759	$ 0